SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001
                              JNL VARIABLE FUND LLC

The Board of Managers has appointed KPMG LLP as the Fund's independent accountants. KPMG LLP, 90 South Seventh Street, Minneapolis, MN 55402, will audit and report on the Fund's annual financial statements, and will perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.


This Supplement is dated May 30, 2001.

(To be used with V3670 Rev. 05/01)